UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07994

Western Asset Global Partners Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FORM N-Q

MAY 31, 2015

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 91.1%
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.5%
Europcar Groupe SA, Secured Notes	11.500%	5/15/17	100,000	EUR	$123,773	(a)(b)
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	200,000	EUR	224,877	(a)
Europcar Groupe SA, Senior Subordinated Notes	9.375%	4/15/18	500,000	EUR	579,353	(a)(b)

Total Auto Components					928,003

Automobiles - 0.2%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	260,000		287,820	(b)

Diversified Consumer Services - 0.5%
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	160,000	GBP	273,827
Service Corp. International, Senior Notes	7.500%	4/1/27	290,000		340,750	(b)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	210,000		222,075

Total Diversified Consumer Services					836,652

Hotels, Restaurants & Leisure - 2.6%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	377,778		370,449	(a)(c)(d)(e)
Carlson Travel Holdings Inc., Senior Notes	7.500%	8/15/19	200,000		203,500	(a)(c)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	210,000		221,025	(a)
CCM Merger Inc., Senior Notes	9.125%	5/1/19	390,000		425,100	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	420,000		428,400
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	300,000		297,750	(a)(b)
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	494,000	GBP	805,994
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	250,000		265,625	(a)
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	330,000		311,025	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	180,000		187,875	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	800,000		865,000	(a)(b)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	9.500%	6/15/19	3,000		3,000	(a)

Total Hotels, Restaurants & Leisure					4,384,743

Household Durables - 1.1%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	410,000		434,600	(a)(c)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	350,000		362,250	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	350,000		382,375
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	250,000		261,250
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	430,000		411,725	(a)

Total Household Durables					1,852,200

Media - 5.5%
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	120,000		127,680	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.625%	1/31/22	960,000		1,023,600	(b)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	210,000		223,125
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	110,000		115,638
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	30,000		31,425
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	120,000		130,950

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	440,000		$431,750	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	285,000		322,763	(b)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	390,000		417,544	(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,350,000		1,356,750
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	290,000		298,700	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	240,000		207,900
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	200,000		222,000	(a)(b)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	585,810		534,552	(a)(c)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	290,000		293,625	(a)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	840,000		854,700	(a)
Polish Television Holding BV, Senior Secured Bonds	11.000%	1/15/21	100,000	EUR	133,443	(a)(c)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	385,000		459,747	(b)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	139,000		164,811	(b)
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	100,000	EUR	121,918	(a)
TVN Finance Corp. III AB, Senior Notes	7.875%	11/15/18	67,000	EUR	76,989	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	290,000		310,300	(a)(b)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	172,000		186,835	(a)(b)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	100,000	EUR	119,275	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	560,000		597,100	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	340,000		355,725	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	200,000		205,000	(a)

Total Media					9,323,845

Multiline Retail - 0.4%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	80,000		82,400	(b)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	550,000		596,750	(a)(c)

Total Multiline Retail					679,150

Specialty Retail - 1.0%
AA Bond Co., Ltd., Secured Notes	9.500%	7/31/19	120,000	GBP	202,457	(a)
American Greetings Corp., Senior Notes	7.375%	12/1/21	290,000		309,575	(b)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	750,000		680,625	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	180,000		195,750	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	376,000		382,580	(a)(c)

Total Specialty Retail					1,770,987

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	290,000		243,600	(a)(b)

TOTAL CONSUMER DISCRETIONARY					20,307,000

CONSUMER STAPLES - 3.2%
Beverages - 0.5%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	280,000		277,200	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	240,000		253,200	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	260,000		306,150	(a)

Total Beverages					836,550

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.4%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	400,000	$401,500	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	240,000	254,400	(a)

Total Food & Staples Retailing				655,900

Food Products - 1.7%
BRF SA, Senior Notes	4.750%	5/22/24	422,000	427,148	(a)(b)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	270,000	279,450	(a)(b)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	320,000	318,400	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	260,000	278,850	(a)
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.750%	6/15/25	210,000	212,625	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	270,000	254,205	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	230,000	234,600	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	340,000	345,950	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	560,000	526,400	(a)

Total Food Products				2,877,628

Household Products - 0.4%
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	180,000	192,150	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	370,000	382,950	(a)
Sun Products Corp., Senior Notes	7.750%	3/15/21	60,000	54,750	(a)

Total Household Products				629,850

Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	500,000	436,875

TOTAL CONSUMER STAPLES				5,436,803

ENERGY - 21.0%
Energy Equipment & Services - 1.5%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	280,000	274,400	(b)
CGG, Senior Notes	7.750%	5/15/17	142,000	139,870	(b)
CGG, Senior Notes	6.875%	1/15/22	200,000	172,000
Exterran Partners LP/EXLP Finance Corp., Senior Notes	6.000%	10/1/22	110,000	108,350
FTS International Inc., Senior Secured Bonds	6.250%	5/1/22	240,000	192,600
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	280,000	226,800
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	230,000	77,050	(a)(d)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	510,000	158,100	(a)(d)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	110,000	71,775
Parker Drilling Co., Senior Notes	7.500%	8/1/20	360,000	333,000
SESI LLC, Senior Notes	7.125%	12/15/21	330,000	354,750	(b)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	300,000	225,000	(a)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	260,000	231,400	(a)(b)

Total Energy Equipment & Services				2,565,095

Oil, Gas & Consumable Fuels - 19.5%
American Energy-Permian Basin LLC/AEPB Finance Corp., Secured Notes	8.000%	6/15/20	220,000	221,375	(a)
Approach Resources Inc., Senior Notes	7.000%	6/15/21	70,000	65,100
Arch Coal Inc., Senior Notes	7.250%	6/15/21	420,000	75,600
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	170,000	140,250
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	190,000	197,790	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
California Resources Corp., Senior Notes	5.500%	9/15/21	220,000	$209,550
California Resources Corp., Senior Notes	6.000%	11/15/24	620,000	573,500
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	200,000	207,500
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	280,000	297,850
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	350,000	371,000	(b)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	300,000	306,750	(b)
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	560,000	274,400	(b)
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	330,000	346,087
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	405,694	444,253	(b)(f)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	570,000	667,909	(b)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	75,000	80,775	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	60,000	55,770	(b)
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	300,000	279,000	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	8.125%	9/15/23	130,000	135,525	(a)
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	130,000	149,175
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	100,000	105,750	(b)(g)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	300,000	300,750	(a)
GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes	7.500%	2/11/20	260,000	232,700	(a)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,360,000	1,326,000	(a)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	288,000	295,742	(a)(b)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	270,000	274,725	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	770,000	560,175
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	590,000	417,425
Hiland Partners LP/Hiland Partners Finance Corp., Senior Notes	7.250%	10/1/20	130,000	142,025	(a)(b)
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	130,000	152,917
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	120,000	97,200	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	790,000	685,325
MEG Energy Corp., Senior Notes	6.375%	1/30/23	560,000	532,000	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	380,000	95,000	(h)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	550,000	532,125	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	330,000	306,900
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	320,000	216,000
Oleoducto Central SA, Senior Notes	4.000%	5/7/21	200,000	198,500	(a)(b)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	210,000	220,342	(f)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	1,200,000	1,087,500	(f)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	300,000	271,875	(a)(b)
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	550,000	442,750	(a)(b)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	196,000	205,065	(f)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	120,000	125,550	(a)(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	440,000	461,428	(a)
Petrobras Global Finance BV, Senior Notes	3.250%	3/17/17	460,000	455,842
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	470,000	420,650
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	900,000	891,090
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	4,920,000	1,896,660	(f)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	809,000	601,694	(f)
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	3,980,000	4,728,240
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	750,000	734,250	(b)
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	270,000	267,880	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	390,000		$460,395	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,555,000		1,739,286	(a)(b)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	570,000		604,200	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	380,000		375,250	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	660,000		689,700	(a)
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	310,000		46,500	(h)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	530,000		566,907	(a)(b)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	270,000		278,267
Rice Energy Inc., Senior Notes	7.250%	5/1/23	70,000		73,150	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	420,000		443,192	(a)(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	580,000		606,100	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	310,000		27,125
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,130,000		1,079,150
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	210,000		187,950	(a)(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	850,000		913,084	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	150,000		157,500
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	120,000		118,500	(a)
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	320,000		340,800	(b)

Total Oil, Gas & Consumable Fuels					33,088,290

TOTAL ENERGY					35,653,385

FINANCIALS - 9.8%
Banks - 5.6%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	210,000		212,100	(a)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	280,000		296,450	(g)(i)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	470,000		632,938	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000		1,164,375	(b)
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000		214,214	(g)(i)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	80,000		82,360	(a)(b)(g)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	660,000		651,750	(g)(i)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	390,000		462,150	(a)(b)(g)(i)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	200,000		213,508	(a)(g)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	360,000		370,350	(g)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	220,000		226,270	(g)(i)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	260,000		267,383	(b)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	940,000		944,741	(a)(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	450,000		452,250	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	140,000		143,150	(b)(g)(i)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	270,000		277,425	(b)(g)(i)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	330,000		337,838	(b)(i)
Novo Banco SA, Senior Notes	5.875%	11/9/15	100,000	EUR	110,873	(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	200,000		254,500	(g)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	370,000		403,971	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	760,000		783,068	(b)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	150,000		178,618	(b)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	530,000	AUD	466,801	(b)(f)(g)
Santander Issuances SAU, Notes	5.911%	6/20/16	200,000		207,688	(a)(b)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	210,000		221,025	(g)(i)

Total Banks					9,575,796

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 0.2%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	300,000		$369,583	(b)

Consumer Finance - 0.6%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	129,000		152,865
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	250,000		280,625	(b)
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	240,000		271,200
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	140,000		140,700	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	120,000		102,600	(a)

Total Consumer Finance					947,990

Diversified Financial Services - 1.4%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	530,000		563,125	(a)
International Lease Finance Corp., Senior Notes	8.625%	9/15/15	70,000		71,312	(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	980,000		1,112,300	(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	90,000		109,575	(b)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		520,000	(a)(b)(g)

Total Diversified Financial Services					2,376,312

Insurance - 0.8%
CNO Financial Group Inc., Senior Notes	4.500%	5/30/20	70,000		72,490
CNO Financial Group Inc., Senior Notes	5.250%	5/30/25	360,000		374,400
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000		199,025	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	200,000		178,875
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	200,000		243,000	(a)(b)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	250,000		325,000	(a)(b)

Total Insurance					1,392,790

Real Estate Management & Development - 1.2%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	210,000		196,728
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	580,000		590,150
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	320,000		327,200	(a)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	340,000		362,100	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	460,000		485,300	(a)

Total Real Estate Management & Development					1,961,478

TOTAL FINANCIALS					16,623,949

HEALTH CARE - 4.6%
Health Care Equipment & Supplies - 1.3%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	220,000		218,075	(a)(c)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	660,000	EUR	768,371	(a)(b)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	70,000		73,150	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	550,000		567,875	(a)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	520,000		524,659

Total Health Care Equipment & Supplies					2,152,130

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - 2.0%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	305,000		$338,550	(b)
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	50,000		52,000
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	540,000		575,100	(b)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	160,000		161,600	(a)(b)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	550,000		576,469
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	120,000		129,150	(a)(b)
Kindred Healthcare Inc., Senior Secured Notes	8.750%	1/15/23	80,000		89,100	(a)
Labco SAS, Senior Secured Notes	8.500%	1/15/18	100,000	EUR	115,321	(a)
Priory Group 3 PLC, Senior Subordinated Notes	8.875%	2/15/19	380,000	GBP	609,832	(f)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	320,000		349,600
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	450,000		421,875

Total Health Care Providers & Services					3,418,597

Pharmaceuticals - 1.3%
Concordia Healthcare Corp., Senior Notes	7.000%	4/15/23	460,000		464,025	(a)
DPx Holdings BV, Senior Notes	7.500%	2/1/22	310,000		325,500	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	560,000		570,500	(a)(c)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	200,000		204,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	690,000		719,325	(a)

Total Pharmaceuticals					2,283,850

TOTAL HEALTH CARE					7,854,577

INDUSTRIALS - 11.2%
Aerospace & Defense - 0.7%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	170,000		182,750
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	490,000		459,375	(a)(b)
Ducommun Inc., Senior Notes	9.750%	7/15/18	230,000		243,512	(b)
Erickson Inc., Secured Notes	8.250%	5/1/20	266,000		202,825
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	150,000		150,000

Total Aerospace & Defense					1,238,462

Air Freight & Logistics - 0.3%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	130,000		125,775	(a)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	400,000		431,000	(a)

Total Air Freight & Logistics					556,775

Airlines - 0.7%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	130,000		137,475	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	127,173		136,711	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	7.373%	12/15/15	21,939		22,391
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	2,166		2,382
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	5.500%	10/29/20	180,782		192,080	(b)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	78,860		87,535	(b)
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	400,000	GBP	662,706	(b)(f)

Total Airlines					1,241,280

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	310,000		$292,950	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	250,000		240,500	(a)(b)

Total Building Products					533,450

Commercial Services & Supplies - 1.2%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	170,000		167,450	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	200,000		216,538	(a)(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	710,000		701,125
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	83,000		89,744	(b)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	418,000		458,755	(b)
West Corp., Senior Notes	5.375%	7/15/22	430,000		418,712	(a)

Total Commercial Services & Supplies					2,052,324

Construction & Engineering - 2.4%
Astaldi SpA, Senior Notes	7.125%	12/1/20	260,000	EUR	308,403	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	100,000	EUR	118,479	(f)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	400,000		344,000	(a)(b)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	270,000		283,500	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	616,000		534,380	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	340,000		314,500	(a)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	400,000		393,500	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	330,000		282,975	(a)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	630,000		562,905	(a)(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	762,000		674,904	(a)(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	189,800		170,440	(a)(b)

Total Construction & Engineering					3,987,986

Electrical Equipment - 0.3%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	230,000		240,350	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	200,000		205,500	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	118,342	(a)

Total Electrical Equipment					564,192

Industrial Conglomerates - 0.4%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000		215,000	(a)(b)
Leucadia National Corp., Senior Notes	8.125%	9/15/15	40,000		40,775	(b)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	370,000		398,678	(a)(b)

Total Industrial Conglomerates					654,453

Machinery - 1.6%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	130,000		138,775	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	620,000		654,100	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	280,000		306,600
KION Finance SA, Senior Secured Notes	6.750%	2/15/20	729,000	EUR	859,517	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Machinery - (continued)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	153,000	EUR	$184,424	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	135,000	EUR	162,727	(f)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	190,000	EUR	222,523	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	200,000		214,000	(a)(b)

Total Machinery					2,742,666

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	460,000		470,350	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	240,000		222,000

Total Marine					692,350

Road & Rail - 1.1%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	270,000		277,763	(a)(b)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	370,000		354,275	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	130,000		130,000	(a)
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	69,655	EUR	80,710	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	510,000		449,437	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	280,000		234,500	(a)
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	348,000		368,010	(b)

Total Road & Rail					1,894,695

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	410,000		434,600	(b)

Transportation - 1.0%
CMA CGM, Senior Notes	8.500%	4/15/17	540,000		554,175	(a)(b)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	410,000		426,400	(a)(b)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	450,000		453,375	(a)(c)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	370,000		297,850	(a)

Total Transportation					1,731,800

Transportation Infrastructure - 0.5%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	260,000		277,927	(a)(b)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	490,000		472,850	(a)

Total Transportation Infrastructure					750,777

TOTAL INDUSTRIALS					19,075,810

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.2%
CommScope Technologies Finance LLC, Senior Notes	6.000%	6/15/25	280,000		284,200	(a)

Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	290,000		294,350

Internet Software & Services - 0.2%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	130,000		134,713	(a)(c)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	250,000		286,250

Total Internet Software & Services					420,963

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
IT Services - 0.9%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	400,000		$306,000	(a)
First Data Corp., Secured Notes	8.250%	1/15/21	160,000		171,000	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	610,000		715,987
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	246,000		281,978

Total IT Services					1,474,965

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology Inc., Senior Notes	5.250%	8/1/23	210,000		210,525	(a)

Software - 0.4%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	230,000		240,877	(a)(b)
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	400,000	EUR	485,448	(a)

Total Software					726,325

TOTAL INFORMATION TECHNOLOGY					3,411,328

MATERIALS - 14.2%
Chemicals - 1.5%
Alpek SA de CV, Senior Notes	4.500%	11/20/22	235,000		242,050	(a)(b)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	160,000		160,800	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	250,000		230,625
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	160,000		159,600	(a)(c)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	118,000	EUR	133,811	(a)(b)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	180,000	EUR	214,451	(a)(b)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	120,000	EUR	142,967	(b)(f)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	260,000		274,040	(a)(b)
OCP SA, Senior Notes	5.625%	4/25/24	450,000		481,500	(a)(b)
OCP SA, Senior Notes	4.500%	10/22/25	430,000		421,400	(a)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	100,000		102,250	(a)

Total Chemicals					2,563,494

Construction Materials - 1.7%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	220,000		213,444	(a)(b)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	100,000		97,020	(b)(f)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	560,000		638,400	(a)(b)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	400,000		456,000	(b)(f)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	540,000		532,413	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	220,000		222,530	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	350,000		313,250	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	270,000		260,550	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	100,000		95,000	(a)

Total Construction Materials					2,828,607

Containers & Packaging - 2.2%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	271,399		290,736	(a)(c)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	1,000,000	EUR	1,178,311	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	320,000		331,200	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	200,000		202,000	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	460,000		479,550	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	400,000		411,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	40,000		41,000
Pactiv LLC, Senior Notes	7.950%	12/15/25	330,000		335,775
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	220,000		224,125	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	240,000		253,080	(a)(b)

Total Containers & Packaging					3,746,777

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 7.6%
ArcelorMittal, Senior Bonds	5.125%	6/1/20	90,000		$91,575
ArcelorMittal, Senior Bonds	6.125%	6/1/25	260,000		264,875
ArcelorMittal, Senior Notes	7.000%	2/25/22	10,000		10,975
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	270,000		256,500	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	670,000		579,550	(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	250,000		263,545	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	490,000		516,041	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	300,000		295,978	(b)(f)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	200,000		197,318	(a)(b)
Evraz Group SA, Senior Notes	9.500%	4/24/18	540,000		561,600	(b)(f)
Evraz Group SA, Senior Notes	6.750%	4/27/18	360,000		349,200	(a)(b)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	90,000		82,687	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	180,000		138,600	(a)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	390,000		410,475	(a)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	270,000		259,875	(a)(b)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	330,000		18,150	(a)(d)(h)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	4,051		0	(a)(d)(e)(j)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	170,000		163,625	(a)(b)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	420,000		409,500	(a)(b)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	260,000		327,639	(b)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	420,000		428,400
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	200,000		208,500	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	290,000	EUR	333,369	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	380,000		416,100	(a)(c)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	300,000		292,500	(a)(b)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	200,000		221,200	(b)
Southern Copper Corp., Senior Notes	3.875%	4/23/25	240,000		235,445
Southern Copper Corp., Senior Notes	6.750%	4/16/40	730,000		776,508	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	180,000		162,495	(b)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	210,000		197,400	(a)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	150,000		160,875	(b)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	230,000		221,950
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	250,000		251,500	(a)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	200,000		197,046	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,277,000		2,250,564	(k)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	450,000		464,175	(a)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	100,000		104,875	(b)(f)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	850,000		799,000	(a)

Total Metals & Mining					12,919,610

Paper & Forest Products - 1.2%
Appvion Inc., Secured Notes	9.000%	6/1/20	670,000		438,850	(a)
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	62,000		72,836	(b)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	160,000		169,037	(b)
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	200,000		207,520	(b)
Inversiones CMPC SA, Notes	4.375%	5/15/23	200,000		205,142	(a)(b)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	250,000		262,385	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - (continued)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	190,000		$197,822	(a)(b)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	230,000		213,325
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Bonds	11.750%	1/15/19	150,000		110,250
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	189,000		73,710
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	60,000		43,950

Total Paper & Forest Products					1,994,827

TOTAL MATERIALS					24,053,315

TELECOMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 4.6%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	944,000		947,540	(a)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	280,000		307,720	(a)(b)
CenturyLink Inc., Senior Notes	6.750%	12/1/23	250,000		267,813	(b)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	50,000		49,625	(b)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	200,000		205,402	(a)(b)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	620,000		571,758
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	760,000		773,300	(b)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	150,000		152,813	(b)
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	290,000		259,550
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	600,000		648,750	(b)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	90,000		95,625
Level 3 Financing Inc., Senoir Notes	5.625%	2/1/23	240,000		248,700	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	220,000		241,725	(a)(b)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	380,000		354,350	(a)(b)
Turk Telekomunikasyon AS, Senior Bonds	3.750%	6/19/19	330,000		331,209	(a)(b)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	220,000		220,277	(a)(b)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	390,000		436,299	(b)
Windstream Corp., Senior Notes	7.750%	10/1/21	220,000		209,000
Windstream Corp., Senior Notes	7.500%	6/1/22	760,000		696,350
Windstream Corp., Senior Notes	7.500%	4/1/23	900,000		812,250	(b)

Total Diversified Telecommunication Services					7,830,056

Wireless Telecommunication Services - 4.6%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	100,000	EUR	114,498	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	610,000		633,638	(a)
Altice Finco SA, Senior Notes	7.625%	2/15/25	200,000		205,500	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	340,000		373,883	(b)
Indosat Palapa Co. BV, Senior Notes	7.375%	7/29/20	540,000		562,275	(a)(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,865,000		1,906,962	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	630,000		723,712	(a)(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	590,000		601,446
Sprint Corp., Senior Notes	7.625%	2/15/25	1,200,000		1,180,128
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	120,000		127,200
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	20,000		21,376
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	550,000		572,344	(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	590,000		600,325	(f)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	200,000		203,500	(a)(b)

Total Wireless Telecommunication Services					7,826,787

TOTAL TELECOMMUNICATION SERVICES					15,656,843

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 4.0%
Electric Utilities - 1.5%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	660,000		$742,500
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	200,000		210,500	(a)(b)
FirstEnergy Corp., Notes	7.375%	11/15/31	330,000		416,252	(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	280,000		327,264	(b)(f)
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	47,983		47,983
NRG REMA LLC, Pass-Through Certificates	9.237%	7/2/17	58,281		62,215
NRG REMA LLC, Pass-Through Certificates	9.681%	7/2/26	450,000		488,250	(b)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	200,000		200,804	(a)(b)

Total Electric Utilities					2,495,768

Gas Utilities - 0.7%
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	200,000		203,500	(a)(b)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	70,000		85,547	(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	440,000		444,400	(b)(f)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	470,000		503,370	(a)(b)

Total Gas Utilities					1,236,817

Independent Power and Renewable Electricity Producers - 1.8%
AES Gener SA, Notes	5.250%	8/15/21	250,000		270,571	(a)(b)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	378,000		415,564	(a)(b)
Empresa Nacional de Electricidad SA, Senior Notes	4.250%	4/15/24	130,000		135,803	(b)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	500,000		483,750	(a)
Korea East-West Power Co., Ltd., Senior Notes	2.500%	6/2/20	400,000		403,018	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	1,071,724		1,160,811	(b)
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	220,000		227,700	(a)

Total Independent Power and Renewable Electricity Producers					3,097,217

TOTAL UTILITIES					6,829,802

TOTAL CORPORATE BONDS & NOTES (Cost - $153,435,771)					154,902,812

CONVERTIBLE BONDS & NOTES - 0.3%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	90,000		82,519

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	305,870		224,814	(a)(c)(d)

TOTAL MATERIALS					307,333

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	1,395,900	MXN	172,234	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $577,665)					479,567

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SENIOR LOANS - 2.2%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	300,000		$306,000	(l)(m)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	180,000		167,325	(l)(m)

TOTAL CONSUMER DISCRETIONARY					473,325

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	130,000		131,625	(l)(m)

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Murray Energy Corp., Term Loan B2	7.500%	3/19/21	200,000		194,975	(l)(m)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	229,425		229,712	(l)(m)

TOTAL ENERGY					424,687

HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	250,000		249,844	(d)(l)(m)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	290,000		287,462	(l)(m)
Tenet Healthcare Corp., Bridge Loan	—	7/1/15	1,422,000		1,422,000	(d)(e)(n)

TOTAL HEALTH CARE					1,959,306

MATERIALS - 0.3%
Chemicals - 0.3%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	300,000	EUR	333,197	(l)(m)
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	229,820		238,093	(l)(m)

TOTAL MATERIALS					571,290

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	260,000		257,400	(l)(m)

TOTAL SENIOR LOANS (Cost - $3,869,757)					3,817,633

SOVEREIGN BONDS - 32.6%
Argentina - 0.6%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	1,018,000		1,002,441

Brazil - 2.3%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	5.750%	9/26/23	220,000		231,660	(a)(b)
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	8,123,000	BRL	2,442,376
Federative Republic of Brazil, Senior Notes	8.000%	1/15/18	1,209,334		1,309,104	(k)

Total Brazil					3,983,140

Chile - 0.3%
Republic of Chile, Senior Notes	3.875%	8/5/20	412,000		450,110	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Colombia - 1.9%
Republic of Colombia, Senior Bonds	7.375%	9/18/37	2,150,000	$2,797,687	(k)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	180,000	207,000
Republic of Colombia, Senior Notes	7.375%	3/18/19	255,000	300,263

Total Colombia				3,304,950

Costa Rica - 0.3%
Republic of Costa Rica, Notes	7.000%	4/4/44	590,000	578,200	(a)

Croatia - 0.6%
Republic of Croatia, Senior Notes	6.625%	7/14/20	260,000	289,250	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	550,000	582,108	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	210,000	222,259	(f)

Total Croatia				1,093,617

Dominican Republic - 1.3%
Dominican Republic, Senior Notes	5.500%	1/27/25	970,000	989,400	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	1,140,000	1,185,600	(a)

Total Dominican Republic				2,175,000

Ecuador - 0.6%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	460,000	485,300	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	536,000	510,540	(a)

Total Ecuador				995,840

El Salvador - 0.1%
Republic of El Salvador, Notes	6.375%	1/18/27	190,000	189,288	(a)

Gabon - 0.2%
Gabonese Republic, Bonds	6.375%	12/12/24	250,000	248,500	(a)

Honduras - 0.3%
Republic of Honduras, Senior Notes	7.500%	3/15/24	400,000	438,000	(f)

Hungary - 1.2%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,528,000	1,744,023
Republic of Hungary, Senior Notes	5.375%	3/25/24	300,000	333,210

Total Hungary				2,077,233

Indonesia - 2.8%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	100,000	113,000	(f)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	775,000	900,938	(f)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,727,000	1,947,192	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,110,000	1,123,875	(f)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	680,000	688,500	(a)

Total Indonesia				4,773,505

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ivory Coast - 0.7%
Republic of Cote D’Ivoire, Senior Notes	5.375%	7/23/24	950,000		$915,562	(a)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	240,000		240,600	(a)

Total Ivory Coast					1,156,162

Jamaica - 0.2%
Government of Jamaica, Senior Notes	7.625%	7/9/25	250,000		281,250

Kenya - 0.4%
Republic of Kenya, Senior Notes	6.875%	6/24/24	600,000		631,050	(a)

Lithuania - 0.6%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	860,000		1,015,815	(a)

Mexico - 2.2%
United Mexican States, Senior Bonds	8.000%	6/11/20	14,918,500	MXN	1,084,842	(b)
United Mexican States, Senior Bonds	6.500%	6/9/22	1,780,200	MXN	120,636
United Mexican States, Senior Bonds	10.000%	12/5/24	4,800,000	MXN	402,050
United Mexican States, Senior Notes	5.125%	1/15/20	220,000		244,750	(b)
United Mexican States, Senior Notes	3.625%	3/15/22	520,000		533,260	(b)
United Mexican States, Senior Notes	4.000%	10/2/23	160,000		167,200
United Mexican States, Senior Notes	4.750%	3/8/44	1,230,000		1,245,683	(b)

Total Mexico					3,798,421

Pakistan - 0.6%
Republic of Pakistan, Senior Bonds	6.875%	6/1/17	100,000		104,625	(a)
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	880,000		925,333	(a)

Total Pakistan					1,029,958

Panama - 0.3%
Republic of Panama, Senior Bonds	6.700%	1/26/36	459,000		586,372

Paraguay - 0.2%
Republic of Paraguay, Senior Notes	6.100%	8/11/44	360,000		388,800	(a)

Peru - 1.9%
Republic of Peru, Senior Bonds	7.350%	7/21/25	1,200,000		1,611,000	(k)
Republic of Peru, Senior Bonds	8.750%	11/21/33	690,000		1,083,300
Republic of Peru, Senior Bonds	6.550%	3/14/37	321,000		418,102
Republic of Peru, Senior Bonds	5.625%	11/18/50	79,000		93,220

Total Peru					3,205,622

Philippines - 0.8%
Republic of the Philippines, Senior Bonds	5.500%	3/30/26	660,000		799,425
Republic of the Philippines, Senior Bonds	3.950%	1/20/40	600,000		628,500

Total Philippines					1,427,925

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Poland - 1.5%
Republic of Poland, Senior Notes	6.375%	7/15/19	400,000	$467,400
Republic of Poland, Senior Notes	5.125%	4/21/21	500,000	565,725
Republic of Poland, Senior Notes	5.000%	3/23/22	1,270,000	1,436,700

Total Poland				2,469,825

Russia - 3.5%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	400,000	398,000	(a)(b)
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	42,000	66,780	(b)(f)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	2,467,188	2,895,245	(f)(k)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	2,600,000	2,516,566	(a)(b)

Total Russia				5,876,591

Senegal - 0.1%
Republic of Senegal, Bonds	6.250%	7/30/24	200,000	197,000	(f)

South Africa - 0.2%
Republic of South Africa, Senior Notes	5.875%	9/16/25	260,000	295,823

Sri Lanka - 0.5%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	610,000	626,012	(a)
Republic of Sri Lanka, Senior Bonds	5.125%	4/11/19	210,000	210,263	(a)

Total Sri Lanka				836,275

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	200,000	207,000	(a)

Turkey - 4.8%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	260,000	287,874
Republic of Turkey, Senior Bonds	4.250%	4/14/26	520,000	505,154
Republic of Turkey, Senior Bonds	11.875%	1/15/30	575,000	997,625
Republic of Turkey, Senior Notes	6.875%	3/17/36	5,296,000	6,405,936	(k)
Republic of Turkey, Senior Notes	6.750%	5/30/40	25,000	30,156

Total Turkey				8,226,745

Uruguay - 0.5%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	200,000	202,000
Republic of Uruguay, Senior Notes	4.500%	8/14/24	570,000	611,325

Total Uruguay				813,325

Venezuela - 0.8%
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	1,200,000	487,800	(k)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,617,000	695,310	(f)
Bolivarian Republic of Venezuela, Senior Notes	7.650%	4/21/25	233,000	90,870

Total Venezuela				1,273,980

Vietnam - 0.2%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	300,000	307,125	(a)

TOTAL SOVEREIGN BONDS (Cost - $54,339,158)				55,334,888

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY		SHARES	VALUE
COMMON STOCKS - 2.9%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co.		18,914	$286,925

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.		19,194	0	*(d)(e)(j)

TOTAL CONSUMER DISCRETIONARY			286,925

ENERGY - 0.5%
Energy Equipment & Services - 0.5%
KCAD Holdings I Ltd.		77,972,021	854,885	*(d)(e)

FINANCIALS - 1.8%
Banks - 1.8%
Citigroup Inc.		50,751	2,744,614
JPMorgan Chase & Co.		5,293	348,174

TOTAL FINANCIALS			3,092,788

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Physiotherapy Associates Holdings Inc.		3,500	290,500	*(d)(e)

INDUSTRIALS - 0.2%
Marine - 0.2%
DeepOcean Group Holding AS		26,137	246,132	*(d)(e)
Horizon Lines Inc., Class A Shares		170,006	122,065	*(d)

TOTAL INDUSTRIALS			368,197

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.		837,929	79,396	*

TOTAL COMMON STOCKS (Cost - $4,903,781)			4,972,691

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rex Energy Corp. (Cost - $179,250)	6.000%	2,000	90,180

PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Consumer Finance - 0.7%
GMAC Capital Trust I (Cost - $1,085,701)	8.125%	43,913	1,144,373	(g)

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Bolivarian Republic of Venezuela, Oil-linked payment obligations	4/15/20	9,125	85,547
Jack Cooper Holdings Corp.	12/15/17	496	84,320	*(a)
Jack Cooper Holdings Corp.	5/6/18	228	38,760	*(a)

TOTAL WARRANTS (Cost - $12,465)			208,627

TOTAL INVESTMENTS - 130.0% (Cost - $218,403,548#)			220,950,771
Liabilities in Excess of Other Assets - (30.0)%			(50,929,310)

TOTAL NET ASSETS - 100.0%			$170,021,461

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	The coupon payment on these securities is currently in default as of May 31, 2015.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Value is less than $1.

(k)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan is unfunded as of May 31, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Partners Income Fund Inc. (the “Fund”) was incorporated in Maryland on September 3, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$19,936,551	$370,449		$20,307,000
Industrials	—	18,634,711	441,099		19,075,810
Materials	—	24,053,315	0	*	24,053,315
Utilities	—	6,293,569	536,233		6,829,802
Other corporate bonds & notes	—	84,636,885	—		84,636,885
Convertible bonds & notes	—	479,567	—		479,567
Senior loans:
Consumer discretionary	—	167,325	306,000		473,325
Consumer staples	—	—	131,625		131,625
Energy	—	194,975	229,712		424,687
Other senior loans	—	2,787,996	—		2,787,996
Sovereign bonds	—	55,334,888	—		55,334,888
Common stocks:
Consumer discretionary	$286,925	—	0	*	286,925
Energy	—	—	854,885		854,885
Health care	—	—	290,500		290,500
Industrials	122,065	—	246,132		368,197
Materials	—	79,396	—		79,396
Other common stocks	3,092,788	—	—		3,092,788
Convertible preferred stocks	—	90,180	—		90,180
Preferred stocks	1,144,373	—	—		1,144,373
Warrants	—	208,627	—		208,627

Total investments	$4,646,151	$212,897,985	$3,406,635		$220,950,771

Other financial instruments:
Forward foreign currency contracts	—	$244,382	—		$244,382

Total	$4,646,151	$213,142,367	$3,406,635		$221,195,153

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$51,884	—	—		$51,884
Forward foreign currency contracts	—	$23,711	—		23,711

Total	$51,884	$23,711	—		$75,595

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of reporting period.

At May 31, 2015, securities valued at $90,180 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES					CONVERTIBLE BONDS & NOTES	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES	MATERIALS	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	TOTAL
Balance as of August 31, 2014	$427,333	—	—		$0 *	$292,000	—	—	—	$719,333
Accrued premiums/discounts	4,545	—	—		—	—	—	—	$318	4,863
Realized gain (loss)	4	—	—		(154,270)	—	—	—	14	(154,252)
Change in unrealized appreciation (depreciation)[1]	1,884	—	—		155,879	(81,056)	—	—	5,705	82,412
Purchases	42,550	—	0	*	—	13,870	—	—	224,250	280,670
Sales	(105,867)	—	—		(1,609)	—	—	—	(575)	(108,051)
Transfers into Level 3[2]	—	441,099	—		536,233	—	$306,000	$131,625	—	1,414,957
Transfers out of Level 3[3]	—	—	—		—	(224,814)	—	—	—	(224,814)

Balance as of May 31, 2015	$370,449	$441,099	$0	*	$536,233	—	$306,000	$131,625	$229,712	$2,015,118

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2015[1]	$(67)	—	—		—	—	—	—	$5,705	$5,638

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	TOTAL
Balance as of August 31, 2014	$38,388	$717,109	$168,000	$740,932	$1,664,429
Accrued premiums/discounts	—	—	—	—	—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	(38,388)	137,776	122,500	(494,800)	(272,912)
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of May 31, 2015	$0 *	$854,885	$290,500	$246,132	$1,391,517

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2015[1]	$(38,388)	$137,776	$122,500	$(494,800)	$(272,912)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At May 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,664,191
Gross unrealized depreciation	(11,116,968)

Net unrealized appreciation	$2,547,223

Notes to Schedule of Investments (unaudited) (continued)

At May 31, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements
Credit Suisse	0.75%	6/10/14	TBD*	$5,150,360
Credit Suisse	0.85%	6/10/14	TBD*	3,764,000
Credit Suisse	0.75%	7/17/14	TBD*	1,342,200
Credit Suisse	(2.00)%	5/4/15	TBD*	2,740,542
JPMorgan Chase & Co.	0.25%	4/8/15	TBD*	830,000
JPMorgan Chase & Co.	0.85%	4/8/15	TBD*	423,000

				$14,250,102

*	TBD—To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

On May 31, 2015, the total market value of underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $16,574,889.

At May 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	195	9/15	$23,294,796	$23,346,680	$(51,884)

At May 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,637,912	BRL	8,397,000	Citibank N.A.	6/15/15	$13,945
MXN	12,500,000	USD	817,902	Deutsche Bank AG	6/15/15	(6,948)
USD	802,955	MXN	12,500,000	Deutsche Bank AG	6/15/15	(7,999)
USD	1,601,520	EUR	1,427,030	BNP Paribas SA	8/13/15	32,639
USD	118,836	EUR	105,340	Citibank N.A.	8/13/15	3,025
USD	719,098	GBP	474,057	Citibank N.A.	8/13/15	(5,074)
USD	4,666,868	EUR	4,097,500	UBS AG	8/13/15	162,063
USD	838,579	GBP	551,367	UBS AG	8/13/15	(3,690)
INR	105,283,315	SGD	2,150,087	Bank of America N.A.	8/14/15	32,537
INR	28,000,000	USD	430,521	Deutsche Bank AG	8/31/15	173

Total						$220,671

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Partners Income Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 23, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2015